Note Income taxes (Components of income tax expense) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense
Puerto Rico	$ 126,700	$ 17,356	$ 11,031
Federal and States	6,841	6,046	7,059
Subtotal current income tax expense	133,541	23,402	18,090
Deferred income tax expense (benefit)
Puerto Rico	(62,601)	31,132	36,423
Federal and States	20,953	7,938	24,271
Adjustments in net deferred tax due to change in tax law	27,686	168,358	0
Subtotal deferred income tax expense (benefit)	(13,962)	207,428	60,694
Income tax expense	$ 119,579	$ 230,830	$ 78,784